Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-31	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2024
Restatement does not require Recovery
During the year ended December 31, 2024, we restated our consolidated financial statements for the year ended December 31, 2023, and corrected our consolidated financial statements for the year ended December 31, 2022. As a result of the restatement, the Company conducted a recovery analysis in 2025 pursuant to the Clawback Policy and determined that the restatement did not result in the recoupment of any compensation because the restatement did not impact any Incentive-Based Compensation awarded to any officer covered by the Clawback Policy.